787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 13, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Developed ex-US Diversified Core ETF, a series of Legg Mason ETF Investment Trust
Securities Act File No. 333-206784
Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated March 1, 2017, for Legg Mason Developed ex-US Diversified Core ETF filed under Rule 497(c) with the Securities and Exchange Commission on March 7, 2017.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Angela N. Velez, Legg Mason & Co., LLC
Juliet Y. Mun, Legg Mason & Co., LLC

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